SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS

The Company has evaluated subsequent events until February 17, 2021, date of approval of these consolidated financial statements, to assess the need for potential adjustments or disclosures in these consolidated financial statements in accordance with IAS 10 "Events after the reporting period".
32.1 Transfer of Membership Units of Collokia LLC

On January 6, 2021, Globant España S.A, one of our Spanish subsidiaries, signed an Assignment of Membership Interest Agreement with Mr. Pablo Brenner to transfer all of its membership units in Collokia LLC by exercising the Company's Put Option Right. On January 12, 2021, Collokia LLC's management acknowledged and approve the transfer, and acknowledged and accepted the withdrawal of Globant España S.A. as member of the Company.

32.2 Cancellation of the Convertible Promissory Notes with Collokia LLC

On February 11, 2021, Globant España S.A, one of our Spanish subsidiaries, entered into a Software License Agreement with Collokia LLC in exchange for the cancellation of certain Convertible Promissory Note Purchase Agreement entered into on May 5 and October 7, 2017, between Collokia, LLC as borrower and Globant España S.A., as lender, for an aggregate amount of 120. Pursuant to the Software License Agreement, the parties agreed that Collokia LLC will grant Globant a perpetual, free, worldwide, non-exclusive, non-transferable and non-sublicensable license to use a software developed by Collokia LLC.